Fair Value Measurements - Schedule of Fair Value of Liabilities Classified Under Level 3 (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Warrants [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance	[1]	$ 206	$ 21,566
Settlement of Phantom warrants	[1]	(188)
Issuance	[1]	272	11,196
Payment	[1]		(1,500)
Conversion to equity	[1]		(445)
Reclassification to equity	[1]		(28,225)
Change in fair value	[1]	(14)	(1,061)
Balance	[1]	276	1,531
NPAs [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance		17,777	21,976
Settlement of Phantom warrants
Issuance			18,704
Payment
Conversion to equity
Reclassification to equity
Change in fair value		9,580	14,758
Balance		$ 27,357	55,438
CLAs [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance			55,940
Issuance			11,750
Payment
Conversion to equity			(69,570)
Reclassification to equity
Change in fair value			1,880
Balance
Facility Loans [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance			23,151
Issuance
Payment			(24,600)
Conversion to equity
Reclassification to equity
Change in fair value			1,449
Balance
Earn-out liability [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance			2,997
Issuance
Payment			(2,210)
Reclassification to equity
Change in fair value			(38)
Balance			749
Other [Member]
Schedule of Fair Value of Liabilities Classified Under Level 3
Balance			186
Issuance
Payment
Reclassification to equity
Change in fair value			14
Balance			$ 200

[1]	Including ‘phantom warrants’, see Note 16(d) in the 2024 annual financial statements.